Inventory (Details) - USD ($)		Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Supplies		$ 4,020,670	$ 4,421,244
Raw materials		75,971	47,701
Work in process		205,450	233,719
Finished goods		1,822,110	2,824,859
Total inventory	[1]	$ 6,124,201	$ 7,527,523

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon Acquisitions LLC ("Sturgeon"). See Note 15.